UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Eric Lansky
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Generation Wave Growth Fund
Schedule of Investments
June 30, 2009 (Unaudited)		Ticker Symbol: GWGFX

	Shares	Value
Common Stocks - 21.4%
Consumer Discretionary - 3.9%
Amazon.com, Inc. (a)	5,000	$418,300
Carter's, Inc. (a)	15,000	369,150
Total Consumer Discretionary (Cost $805,708)		787,450

Financials - 2.5%
MBIA Inc. (a)	30,000	129,900
Ocwen Financial Corp. (a)	30,000	389,100
Total Financials (Cost $513,941)		519,000

Health Care - 15.0%
OSI Pharmaceuticals, Inc. (a)	10,000	282,300
ICU Medical, Inc. (a)	10,000	411,500
Medco Health Solutions, Inc. (a)	8,500	387,685
Tenet Healthcare Corp. (a)	85,000	239,700
Bristol-Myers Squibb Co.	25,000	507,750
Eli Lilly and Co.	14,500	502,280
Mylan Laboratories (a)	20,000	261,000
Wyeth	10,000	453,900
Total Health Care (Cost $3,736,729)		3,046,115

Total Common Stocks (Cost $5,056,378)		4,352,565

Domestic Bond Funds - 12.5%
Dreyfus High Yield Strategies Fund	150,000	457,500
DWS High Income Trust	125,000	440,000
iShares Barclays 20+ Year Treasury Bond Fund	6,500	614,705
iShares Barclays US Treasury Inflation Protected Securities Fund	10,000	1,016,300
Total Domestic Bond Funds (Cost $2,514,141)		2,528,505

Domestic Index Funds - 14.9%
iShares Russell 1000 Growth Index Fund	40,000	1,641,200
ProShares UltraShort S&P500	25,000	1,381,250
Total Domestic Index Funds (Cost $4,075,270)		3,022,450

International Index Funds - 23.5%
iShares MSCI EAFE Growth Index Fund	30,000	1,385,700
iShares MSCI Emerging Markets Index Fund	45,000	1,450,350
iShares MSCI Taiwan Index Fund	85,000	857,650
Wisdomtree Japan SmallCap Dividend Fund	28,000	1,065,400
Total International Index Funds (Cost $6,993,080)		4,759,100

Sector Funds - 26.1%
Energy - 4.8%
Oil Services HOLDRS Trust	5,000	488,400
SPDR S&P Oil and Gas Exploration and Production ETF	15,000	475,800
		964,200
Health Care - 8.8%
PowerShares Dynamic Healthcare Sector Portfolio	36,000	700,200
ProShares Ultra Health Care	30,000	1,087,800
		1,788,000

Mining - 5.3%
iShares Silver Trust (a)	30,000	401,400
Market Vectors - Gold Miners ETF (a)	18,000	679,680
		1,081,080

Technology - 7.2%
Technology Select Sector SPDR Fund	80,000	1,453,600

Total Sector Funds (Cost $6,444,760)		5,286,880

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
Fidelity Money Market Potrfolio - Select Class	422,543	422,543
TOTAL SHORT TERM INVESTMENTS (Cost $422,543)		422,543

Total Investments (Cost $25,506,172) - 100.5%		20,372,043
Liabilities in Excess of Other Assets - (0.5)%		(97,892)
TOTAL NET ASSETS - 100.0%		$20,274,151

(a) - Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

Cost of investments	$25,506,172
Gross unrealized appreciation	200,678
Gross unrealized depreciation	(5,334,807)
Net unrealized depreciation	$(5,134,129)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective September 29, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	4,352,565	-	-	4,352,565
Domestic Bonds	2,528,505	-	-	2,528,505
Domestic Index Funds	3,022,450	-	-	3,022,450
International Index Funds	4,759,100	-	-	4,759,100
Sector Funds	5,286,880	-	-	5,286,880
Short Term investments	422,543	-	-	422,543
Other Financial Instruments*	-	-	-	-
Total**	20,372,043	-	-	20,372,043

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Vice Fund
Schedule of Investments
June 30, 2009 (Unaudited)		Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 77.3%
Aerospace & Defense - 13.0%
Lockheed Martin Corp. (1)	72,500	$5,847,125
Northrop Grumman Corp.	23,500	1,073,480
Raytheon Co.	70,000	3,110,100
		10,030,705
Alcoholic Beverages - 22.9%
Anheuser-Busch InBev NV (b)	45,000	1,624,932
Carlsberg A/S (b)	85,000	5,452,156
Diageo plc, - ADR (b)	57,500	3,291,875
Molson Coors Brewing Co. - Class B	25,000	1,053,580
Pernod Ricard SA (b)	31,000	1,951,335
SABMiller plc (b)	212,000	4,307,454
		17,681,332
Casinos, Gambling & Lotteries - 1.0%
Melco Crown Entertainment Ltd.- ADR (a)(b)	175,000	787,500

Tobacco - 40.4%
Altria Group, Inc.	205,000	3,359,950
British American Tobacco PLC., - ADR (b)	100,000	5,580,000
Imperial Tobacco Group Plc, - ADR (b)	80,000	2,076,897
Lorillard, Inc. (1)	110,000	7,454,700
Philip Morris International Inc.	295,000	12,867,900
		31,339,447

TOTAL COMMON STOCKS (Cost $62,296,678)		59,838,984

EXCHANGE-TRADED FUNDS - 3.6%
SPDR Trust Series 1	30,000	2,757,600
TOTAL EXCHANGE TRADED FUNDS (Cost $2,770,725)		2,757,600

	Contracts	Value
CALL OPTIONS PURCHASED - 0.0%
Tobacco - 0.0%
Star Scientific Inc.
Expiration: August, 2009, Exercise Price: $7.50	1,100	2,750

PUT OPTIONS PURCHASED - 0.0%
Beverages - 0.0%
Diageo plc
Expiration: July, 2009, Exercise Price: $45.00	700	3,500
Diageo plc
Expiration: July, 2009, Exercise Price: $55.00	500	22,500
		26,000

TOTAL PURCHASED OPTIONS (Cost $578,900)		28,750

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 17.7%
Investment Companies - 17.7% (2)
Aim Liquid Assets	2,747,923	2,747,923
Aim STIC-STIC Prime Portfolio Money Market	2,747,923	2,747,923
AIM STIT - Treasury Portfolio	2,673,537	2,673,537
Fidelity Institutional Money Market Government Portfolio - Class I	2,747,922	2,747,922
Fidelity Money Market Portfolio - Select Class	2,747,922	2,747,922

TOTAL SHORT TERM INVESTMENTS (Cost $13,665,227)		13,665,227

Total Investments (Cost $79,311,530) - 98.6%		76,290,561
Other Assets in Excess of Liabilities - 1.4%		1,061,359
TOTAL NET ASSETS - 100.0%		$77,351,920

(1) A portion of the investment is held by the broker as collateral for short sales activity. As of June 30, 2009, the segregated market value of collateral is $10,809,500.
(2) These Securities have fluctuating yields. The yields listed is the 1-day yield as of June 30, 2009.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

Cost of investments	$79,311,530
Proceeds from short sales	5,508,717
Premium on option written	118,498
Gross unrealized appreciation	5,085,293
Gross unrealized depreciation	(8,378,515)
Net unrealized appreciation	$(3,293,222)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Vice Fund
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 7.6%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	8,000	$584,240
Spirit AeroSystems Holdings Inc. - Class A (a)	40,000	549,600
		1,133,840
Alcoholic Beverages - 2.9%
Brown-Forman Corp. - Class B	22,838	981,577
Central European Distribution Corp. (CEDC) (a)	9,263	246,118
Constellation Brands, Inc. - Class A (a)	7,144	90,586
Fortune Brands, Inc.	22,500	781,650
The Boston Beer Co, Inc. - Class A (a)	4,914	145,405
		2,245,336
Casinos, Gambling & Lotteries - 1.2%
Ameristar Casinos, Inc.	7,555	143,772
Bally Technologies Inc. (a)	5,318	159,115
International Game Technology	10,086	160,367
Monarch Casino & Resort, Inc. (a)	18,174	132,670
Penn National Gaming, Inc. (a)	4,191	122,000
Pinnacle Entertainment, Inc. (a)	12,489	116,023
Scientific Games Corp. - Class A (a)	6,671	105,202
		939,149
Tobacco - 2.0%
Reynolds American Inc.	37,662	1,454,506
Universal Corp.	3,568	118,137
		1,572,643
Total Securities Sold Short (Proceeds $5,508,717)		$5,890,968

Vice Fund
Schedule of Options Written
June 30, 2009 (Unaudited)

	Contracts	Value
PUT OPTIONS WRITTEN - 0.0%
Diageo plc
Expiration: July, 2009, Exercise Price: $35.00	700	$3,500
Diageo plc
Expiration: July, 2009, Exercise Price: $50.00	500	5000
Total Options Written (Premiums received $118,498)		$8,500

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective September 29, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	59,838,984	-	-	59,838,984
Exchange-Traded Funds	2,757,600	-	-	2,757,600
Purchased Options	28,750	-	-	28,750
Securities Sold Short	(5,890,968)	-	-	(5,890,968)
Short Term investments	13,665,227	-	-	13,665,227
Written Options	(8,500)	-	-	(8,500)
Other Financial Instruments*	-	-	-	-
Total**	70,391,093	-	-	70,391,093

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that ended June 30, 2009 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By     /s/ Eric Lansky
                Eric Lansky, President and Treasurer

Date                      August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

USA MUTUALS

By   /s/ Eric Lansky
              Eric Lansky, President and Treasurer

Date                      August 28, 2009